MARKETABLE SECURITIES (Narrative) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Financial assets, at fair value	$ 1,079,200	$ 1,030,880
NorthIsle Copper and Gold Inc. [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	2,500,000
Financial assets, at fair value	$ 1,075,000	1,025,000
Granite Creek Copper Ltd. [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	168,000
Financial assets, at fair value	$ 4,200	$ 5,880